Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	1.17%	0.22%
Class N
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%	0.98%	0.00%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.73%	(0.22%)
S&P 500 Index N
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.58%	12.49%
S&P 500 Index I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.58%	12.49%
S P 500 R [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.58%	12.49%